Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	Strata Oil & Gas, Inc.
Entity Central Index Key	0001227282
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	69,412,043
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current
Cash	$ 217,504	$ 151,283
GST receivables	15,091	42,468
Prepaid expenses	8,736	8,689
Total current assets	241,331	202,440
Deposits	116,172	114,139
Office equipment, net (Note 3)	1,361	2,244
Oil and gas property interests (Note 5)	7,901,703	7,967,915
Total assets	8,260,567	8,286,738
Current
Accounts payable (Note7)	30,987	43,673
Accrued liabilities	26,183	49,606
Derivative liability (Note 4)	484,777	2,004,159
Total current liabilities	541,947	2,097,438
Asset retirement obligations (Note 6)	127,688	119,041
Total liabilities	669,635	2,216,479
Stockholders' equity
Additional paid-in capital	21,028,596	21,025,596
Accumulated deficit	(2,748,790)	(2,748,790)
Deficit accumulated during the exploration stage	(11,260,006)	(12,889,261)
Foreign currency translation adjustments	571,132	682,714
Total stockholders' equity	7,590,932	6,070,259
Total Liabilities and Stockholders' Equity	$ 8,260,567	$ 8,286,738

Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock shares issued	69,412,043	69,412,043
Common stock shares outstanding	69,412,043	69,412,043

Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended			78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Expenses
Salaries and benefits				$ 67,335
Professional fees	46,599	53,101	17,430	328,502
Office and sundry	29,525	36,921	2,325	496,943
Rent	31,539	18,670	67,993	256,978
Consulting fees (including $3,000, $4,775 and $94,164 of non-employee stock compensation expense for 2011, 2010 and 2009, Note 3 & 7)	57,856	121,120	234,127	9,701,946
Transfer agent fees	692	112	240	13,407
Loss on disposal of properties		731,866		731,866
Accretion expense	8,647	8,344	7,029	29,758
Depreciation	2,394	2,223	2,225	15,860
Total expenses	177,252	972,357	331,369	11,642,595
Other income (expense)
Interest and miscellaneous income	128	112	411	138,227
Interest expense				(26,444)
Loss on disposal of shares				(37,736)
Gain on settlement of loan				115,343
Change in fair value of derivative liability	1,806,379	4,474,283	(6,210,218)	70,444
Total other income (expense)	1,806,507	4,474,395	(6,209,807)	259,834
Income (loss) from continuing operations	1,629,255	3,502,038	(6,541,176)	(11,382,761)
Income (loss) from discontinued operations				122,755
Net income (loss) for the period	1,629,255	3,502,038	(6,541,176)	(11,260,006)
Other comprehensive income (loss)
Foreign currency translation adjustment	(111,582)	391,469	1,172,706	600,948
Comprehensive income (loss)	$ 1,517,673	$ 3,893,507	$ (5,368,470)	$ (10,659,058)
Basic and diluted earnings (loss) per share
Basic income (loss) per common share	$ 0.02	$ 0.05	$ (0.1)
Diluted income (loss) per common share	$ 0.02	$ 0.05	$ (0.1)
Basic weighted average number of shares outstanding	68,847,251	66,437,025	62,881,499
Diluted weighted average number of shares outstanding	69,185,451	73,223,918	62,881,499

Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended			78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Income Statement [Abstract]
Non-employee stock compensation expense	$ 3,000	$ 4,775	$ 94,164	$ 8,654,039

Statement of Changes in Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)	Total USD ($)
Beginning balance at Jun. 30, 2005		$ 2,896,421	$ (2,748,790)	$ (29,816)	$ 117,815
Beginning balance (shares) at Jun. 30, 2005	43,667,888
Private placement common stock issuances for cash (shares)	560,000
Private placement common stock issuances for cash		210,000			210,000
Issuance of common shares as collateral for a loan	240,000,000
Cancellation of common shares upon repayment of the loan	(240,000,000)
Stock-based compensation		1,691,671			1,691,671
Net loss and comprehensive loss			(1,866,518)	(390)	(1,866,908)
Ending balance at Dec. 31, 2005		4,798,092	(4,615,308)	(30,206)	152,578
Ending balance (shares) at Dec. 31, 2005	44,227,888
Private placement common stock issuances for cash (shares)	500,000
Private placement common stock issuances for cash		1,000,000			1,000,000
Stock option exercises (shares)	7,324,000
Stock option exercises		5,151,990			5,151,990
Warrant exercises (shares)	4,523,200
Warrant exercises		508,860			508,860
Stock-based compensation		6,746,118			6,746,118
Net loss and comprehensive loss			(6,747,405)	(328,092)	(7,075,497)
Ending balance at Dec. 31, 2006		18,205,060	(11,362,713)	(358,298)	6,484,049
Ending balance (shares) at Dec. 31, 2006	56,575,088
Stock option exercises (shares)	1,166,000
Stock option exercises		164,260			164,260
Warrant exercises (shares)	2,120,000
Warrant exercises		337,500			337,500
Stock-based compensation		(120,151)			(120,151)
Net loss and comprehensive loss			(454,725)	950,379	495,654
Ending balance at Dec. 31, 2007		18,586,669	(11,817,438)	592,081	7,361,312
Ending balance (shares) at Dec. 31, 2007	59,861,088
Private placement common stock issuances for cash (shares)	1,700,000
Private placement common stock issuances for cash		1,700,000			1,700,000
Warrant exercises (shares)	320,000
Warrant exercises		60,000			60,000
Stock-based compensation		94,730			94,730
Net loss and comprehensive loss			(641,743)	(1,473,542)	(2,115,285)
Ending balance at Dec. 31, 2008		20,441,399	(12,459,181)	(881,461)	7,100,757
Ending balance (shares) at Dec. 31, 2008	61,881,088
Cumulative adjustment		(2,279,016)	(139,732)		(2,418,748)
Warrant exercises (shares)	3,250,000
Warrant exercises		413,750			413,750
Derivative liability adjustments		1,410,405			1,410,405
Stock compensation, non-employees					94,164
Net loss and comprehensive loss			(6,541,176)	1,172,706	(5,368,470)
Ending balance at Dec. 31, 2009		20,080,702	(19,140,089)	291,245	1,231,858
Ending balance (shares) at Dec. 31, 2009	65,131,088
Warrant exercises (shares)	1,733,335
Warrant exercises		200,000			200,000
Derivative liability adjustments		740,119			740,119
Stock compensation, non-employees		4,775			4,775
Net loss and comprehensive loss			3,502,038	391,469	3,893,507
Ending balance at Dec. 31, 2010		21,025,596	(15,638,051)	682,714	6,070,259
Ending balance (shares) at Dec. 31, 2010	66,864,423
Private placement common stock issuances for cash (shares)	2,547,620
Private placement common stock issuances for cash		325,716			325,716
Warrant exercises
Derivative liability adjustments		(325,716)			(325,716)
Stock compensation, non-employees		3,000			3,000
Net loss and comprehensive loss			1,629,255	(111,582)	1,517,673
Ending balance at Dec. 31, 2011		$ 21,028,596	$ (14,008,796)	$ 571,132	$ 7,590,932
Ending balance (shares) at Dec. 31, 2011	69,412,043

Statements of Cash Flows (USD $)	12 Months Ended			78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net income (loss)	$ 1,629,255	$ 3,502,038	$ (6,541,176)	$ (11,260,006)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,394	2,223	2,225	15,860
Stock option expense for consulting fees	3,000	4,775	94,164	8,654,039
Accretion expense	8,647	8,344	7,029	29,758
Loss on disposal of shares				37,736
Gain on settlement of loan				(115,343)
Gain on sale of software				(130,000)
Reversal of liability			(47,483)	(47,483)
Change in fair value of derivative liability	(1,806,379)	(4,474,283)	6,210,218	(70,444)
Loss on disposal of oil and gas properties		731,866		731,866
Change in assets and liabilities:
GST receivables	27,377	638	3,682	(11,430)
Prepaid expenses	(47)	(7,973)		(6,390)
Accounts payable	(12,686)	(8,175)	918	15,159
Accrued liabilities	(23,423)	16,164	(15,554)	21,884
Net cash used in operating activities	(171,862)	(224,383)	(285,977)	(2,134,794)
Cash flows from investing activities
Deposits	(2,033)	(19,606)		(116,172)
Acquisition of oil and gas interests	(66,212)	(187,578)	(180,251)	(7,961,045)
Proceeds from the sale of oil and gas properties		303,833		303,833
Acquisition of office equipment	(1,511)			(11,614)
Proceeds on the sale of investments				77,607
Proceeds on the sale of software				130,000
Net cash provided by (used in) investing activities	(69,756)	96,649	(180,251)	(7,577,391)
Cash flows from financing activities
Proceeds from the issuance of common stock and warrants	325,716			3,235,716
Proceeds from the exercise of stock options				5,316,250
Proceeds from the exercise of warrants		200,000	413,750	1,520,110
Proceeds from loan financing				1,020,000
Repayment of loan financing				(1,020,000)
Net cash provided by financing activities	325,716	200,000	413,750	10,072,076
Foreign exchange effect on cash	(17,877)	(430)	10,149	(272,384)
Net increase (decrease) in cash	66,221	71,836	(42,329)	87,507
Cash, beginning of period	151,283	79,447	121,776	129,997
Cash, end of period	217,504	151,283	79,447	217,504
Supplemental disclosure of cash flow information
Cash paid for interest				26,444
Non-cash investing and financing activities
Receipt of marketable securities for settlement of loan, net				115,343
Accounts payable related to oil and gas properties interests		19,655	7,405	24,160
Asset retirement obligation				$ 82,868

Nature of Business and Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Nature of Business and Operations

1.      NATURE OF BUSINESS AND OPERATIONS

Strata Oil & Gas Inc. (the ‘Company’) is engaged in the exploration for oil and natural gas in oil sands in the Canadian province of Alberta.  The Company was formerly engaged in the development of Knowledge Worker Automation (KWA) software.

Upon disposal of the Company’s software assets and change in focus to oil and gas exploration, the Company has entered the exploration stage of its new business activity and follows Accounting Standards Codification (“ASC”) 915, Development Stage Enterprises.

Ability to Continue as a Going Concern	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Ability to Continue as a Going Concern

2.      ABILITY TO CONTINUE AS A GOING CONCERN

The accompanying financial statements have been prepared in US dollars and in accordance with accounting principles generally accepted in the United States on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.  The Company commenced its oil and gas exploration activities in the last quarter of 2005. The Company has not realized any revenue from its present operations.  During the year ended December 31, 2011, the Company incurred income from continuing operations of $1,629,255 primarily as a result of a $1,806,379 gain from the change in fair value of a derivative liability. In addition, the Company had negative cash flows from operations of $171,862 and is expected to continue to incur further negative operating cash flows in the foreseeable future.  Since the Company had re-entered the exploration stage, it has an accumulated deficit of $11,260,006 at December 31, 2011.  These conditions raise substantial doubt about the Company's ability to continue as a going concern.

The Company's ability to continue as a going concern is dependent on its ability to develop its oil and gas properties and ultimately achieve profitable operations and to generate sufficient cash flow from financing and operations to meet its obligations as they become payable. The Company expects that it will need approximately $350,000 to fund its operations during the next twelve months which will include minimum annual property lease payments, exploration expenditures as well as operating expenses.  Management has plans to seek additional capital through a private placement and public offering of its common stock.  Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future.  Accordingly, no adjustment relating to the recoverability and classification of recorded asset amounts and the classification of liabilities has been made to the accompanying financial statements in anticipation of the Company not being able to continue as a going concern.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Significant Accounting Policies

3.      SIGNIFICANT ACCOUNTING POLICIES

Management’s Estimates and Assumptions

The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, and revenues and expenses for the period then ended.  Actual results could differ significantly from those estimates

Oil and Gas Property Payments and Exploration Costs

The Company follows the full cost method of accounting for natural gas and oil operations.  Under the full cost method all costs incurred in the acquisition, exploration and development of natural gas and oil reserves are initially capitalized into cost centers on a country-by-country basis. The Company’s current cost center is located in Canada. Such costs include land acquisition costs, geological and geophysical expenditures, carrying charges on non-producing properties, costs of drilling and overhead charges directly related to acquisition, exploration and development activities.

Costs capitalized, together with the costs of production equipment, are depleted and amortized on the unit-of-production method based on the estimated net proved reserves, as determined by independent petroleum engineers.  In December 2009, the Company adopted revised oil and gas reserve estimation and disclosure requirements. The primary impact of the new disclosures is to conform the definition of proved reserves with the SEC Modernization of Oil and Gas Reporting rules, which were issued by the SEC at the end of 2008. The accounting standards update revised the definition of proved oil and gas reserves to require that the average, first-day-of-the-month price during the 12-month period before the end of the year rather than the year-end price, must be used when estimating whether reserve quantities are economical to produce. This same 12-month average price is also used in calculating the aggregate amount of (and changes in) future cash inflows related to the standardized measure of discounted future net cash flows. Costs of acquiring and evaluating unproved properties are initially excluded from depletion calculations. These unevaluated properties are assessed periodically to ascertain whether impairment has occurred. When proved reserves are assigned or the property is considered to be impaired, the cost of the property or the amount of the impairment is added to costs subject to depletion calculations.

Under full cost accounting rules, capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount (the ceiling) equal to the sum of:  (i) the after tax present value of estimated future net revenues computed by applying current prices of oil and gas reserves to estimated future production of proved oil and gas reserves as of the date of the latest balance sheet presented, less estimated future expenditures (based on currents costs) to be incurred in developing and producing the proved reserves computed using a discount factor of ten percent and assuming continuation of existing economic conditions; (ii) the cost of properties not being amortized; and (iii) the lower of cost or estimated fair value of unproven properties included in the costs being amortized.  If unamortized costs capitalized within a cost center, less related deferred income taxes, exceed the ceiling, the excess shall be charged to expense and separately disclosed during the period in which the excess occurs.  Amounts thus required to be written off shall not be reinstated for any subsequent increase in the cost center ceiling.

The Company has not recognized any revenue from its oil and gas exploration activities which commenced in the last quarter of 2005.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. There was no cash equivalent balances for the year ended December 31, 2011 (2010 – $Nil).

GST Receivables

GST Receivables are presented net of an allowance for doubtful accounts. Receivables consist of goods and services input tax credits. The allowance was $Nil at both December 31, 2011 and 2010.

Office Equipment

Office equipment is recorded at cost less accumulated depreciation using the straight-line method over the estimated useful lives of the assets which is estimated to be five years.

	December 31, 2011	December 31, 2010
Office equipment	$11,614	$10,103
Accumulated depreciation	10,253	7,859
Net book value	$1,361	$2,244

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long lived assets such as equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.  Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount of fair value less costs to sell, and are no longer depreciated.  The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Asset Retirement Obligations

In accordance with ASC 410, Asset Retirement and Environmental Obligations the fair value of an asset retirement cost, and corresponding liability, should be recorded as part of the cost of the related long-lived asset and subsequently allocated to expense using a systematic and rational method. The Company has recorded an asset retirement obligation at December 31, 2011 and 2010 (Note 6) to reflect its legal obligations related to future abandonment of its oil and gas interests using estimated expected cash flow associated with the obligation and discounting the amount using a credit-adjusted, risk-free interest rate. At least annually, the Company will reassess the obligation to determine whether a change in any estimated obligation is necessary. The Company will evaluate whether there are indicators that suggest the estimated cash flows underlying the obligation have materially changed. Should those indicators suggest the estimated obligation has materially changed the Company will accordingly update its assessment. The asset retirement obligation is measured at fair value on a non-recurring basis using level 3 inputs based on discounted cash flows involving estimates, assumptions, and judgments regarding the cost, timing of settlement, credit-adjusted risk-free rate and inflation rates.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  If it is determined that the realization of the future tax benefit is not more likely than not, the enterprise establishes a valuation allowance.

Foreign Exchange Translation

The Company's functional currency is the Canadian dollar, but reports its financial statements in US dollars. The Company translates its Canadian dollar balances to US dollars in the following manner:  Assets and liabilities have been translated using the rate of exchange at the balance sheet date.  The Company’s results of operations have been translated using average rates.  Translation gains or losses resulting from the changes in the exchange rates are accumulated as other comprehensive income or loss in a separate component of stockholders' equity.

All amounts included in the accompanying financial statements and footnotes are stated in U.S. dollars.

Derivative Financial Instruments

The Company reviews the terms of its equity instruments and other financing arrangements to determine whether there are embedded derivative instruments that are required to be accounted for separately as a derivative financial instrument. Also, in connection with the issuance of financing instruments, the Company may issue freestanding options or warrants that may, depending on their terms, be accounted for as derivative instrument liabilities because they are exercisable in a currency other than the functional currency of the Company and thus do not meet the “fixed-for-fixed” criteria of ASC 815-40-15. The Company may also issue options or warrants to employees and non-employees in connection with consulting or other services.

Derivative financial instruments are initially measured at their fair value. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option and warrant-based derivative financial instruments, the Company uses the Black-Scholes option pricing model to value the derivative instruments.

The change in the fair value of unvested options issued to non-employees for goods and services which meet the classification of a derivative financial instrument are charged as a compensation expense in consulting fees over the vesting period. Upon vesting, the change in the fair value of vested options to non-employees is charged to consulting fees.

Any exercise or cancellation of an equity instrument which meets the classification of a derivative financial instrument is true-up to fair value at that date and the fair value of the exercised or cancelled instrument is then re-classed from liability to additional paid in capital.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous charges or credits to income for changes in the fair value of the derivative instrument are not reversed. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Stock Option Plans

The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options granted. In accordance with the accounting standard for employees, the compensation expense is amortized on a graded vesting basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is amortized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model. For those options to non-employees which meet the classification of a derivative instrument, the instrument will follow the derivative financial instrument policy.

The expected volatility of options granted has been determined using the methods described under the relevant accounting standard. The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, accounting standard requires companies to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on its best estimate, management applied the estimated forfeiture rate of nil in determining the expense recorded in the accompanying Statement of Operations and Comprehensive Loss.

Compensation expense is recognized immediately for past services and pro-rata for future services over the option vesting period.  During 2011, the Company recognized $3,000 (2010 - $4,775 expense; 2009 - $94,164) in stock-based compensation expense in the Statement of Operations and Comprehensive Loss in respect of options granted to non-employees.  All stock options granted in 2011, 2010 and 2009 were to non-employees of the Company. All unvested stock options which are classified as liability instruments follow the policy in derivative financial instruments.

The fair value of each option granted is estimated using the Black-Scholes option-pricing model on the date of grant. During the years ended December 31, 2011, 2010 and 2009 the following weighted average assumptions were used:

	2011	2010	2009
Dividend yield	0%	0%	0%
Expected volatility	106.5%	108.82%	108.82%
Risk-free rate	0.92%	3.11%	2.82%
Expected life in years	9	10	10

The weighted average grant date fair value per option in 2011 was $Nil (2010 - $0.27; 2009 – $Nil)

Expected volatilities are calculated using the historical volatility of the Company’s stock. When applicable, the Company will use historical data to estimate option exercise, forfeiture and employees termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options.

Earnings (Loss) Per Share of Common Stock

Basic earnings (loss) per share of common stock is computed by dividing  net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period.  Diluted earnings per share of common stock reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

At December 31, 2011, 2010 and 2009, potential common shares of 8,657,486, 7,813,372 and 17,113,600 respectively, related to stock options and warrants were excluded from the computation of diluted earnings per share since their effect was anti-dilutive. See Note 8 for calculation of diluted income per common share.

Fair Value of Financial Instruments

The book values of cash, GST receivables and accounts payable approximate their respective fair values due to the short-term nature of these instruments. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;
•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Liabilities measured at fair value are summarized as follows as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Derivative liability	$—	$—	$484,777	$484,777
Asset retirement obligation	$—	$—	$127,688	$127,688

As of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Derivative liability	$—	$—	$2,004,159	$2,004,159
Asset retirement obligation	$—	$—	$119,041	$119,041

We currently measure and report the fair value liability for stock options and warrants with a strike price currency different than the functional currency of the Company on a recurring basis. The fair value liabilities for non-employee stock options and warrants have been recorded as determined utilizing the Black-Scholes option pricing model. See Note 4 for further discussion of the inputs used in determining the fair value.

The asset retirement obligation is measured at fair value on a non-recurring basis using level 3 inputs based on discounted cash flows involving estimates, assumptions, and judgments regarding the cost, timing of settlement, credit-adjusted risk-free rate and inflation rates. See Note 6 for further discussion of the inputs used in determining the fair value.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company's items of other comprehensive income (loss) are foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities.

New Accounting Pronouncements

ASC No. 2010-03

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) 2010-03, Extractive Activities Oil and Gas (Topic 932) — Oil and Gas Reserve Estimation and Disclosures, and in April 2010 issued ASU 2010-14, Accounting for extractive activities — Oil and Gas —Amendments to paragraph 932-10-599-1, to align the oil and gas reserve estimation and disclosure requirements of FASB ASC Topic 932, Extractive Activities — Oil and Gas, with the requirements in the SEC’s new oil and gas reporting requirements. The ASU is effective for the Company for the fiscal year ended December 31, 2010.

ASU No. 2011-04

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASU No. 2011-04) “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure

Requirements in U.S. GAAP. ASU No. 2011-04 amends Topic 820 in two ways. Specifically, some of the amendments clarify how to apply the existing fair value measurement and disclosure requirements, while some of the amendments change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. ASU No. 2011-04 does not extend the use of fair value accounting, but rather provide guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP. ASU No. 2011-04 supersedes much of the guidance in ASC Topic 820, but also clarifies existing guidance and changes certain wording in order to align ASC Topic 820 with IFRS 13. The effective date for ASU 2011-04 is entities for interim and annual periods beginning after December 15, 2011, and should be applied prospectively. The Company’s adoption of this policy will not have a material effect on the Company’s financial statements.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Reclassifications

Certain amounts from the December 31, 2010 and 2009 financial statements have been reclassified to conform with the current year presentation.

Derivative Liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Derivative Liabilities

4.           DERIVATIVE LIABILITIES

Derivative liabilities, consisting of the equity instruments such as options to non-employees and common share warrants with an exercise price in a different currency than the Company’s functional currency, are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31,2008	$2,418,748
Re-classification to additional paid-in capital on exercise of warrants	(1,296,425)
Re-classification to additional paid-in capital on cancellation of warrants	(208,144)
Fair value on unvested options issued as stock compensation	94,164
Change in fair value of derivative liability	6,210,218

Balance, December 31, 2009	7,218,561

Re-classification to common stock on exercise of warrants	(622,134)
Re-classification to additional paid-in capital on cancellation of options	(117,985)

Change in fair value of derivative liabilities	(4,474,283)

Balance, December 31, 2010	2,004,159

Fair value on warrants issued in private placements	325,716
Foreign exchange effect on derivative liability	(38,719)
Change in fair value of derivative liabilities	(1,806,379)

Balance, December 31, 2011	$484,777

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	December 31,	December 31,
	2011	2010

Risk-free interest rate	0.86 to 0.92%	2.61 to 3.00%
Expected life of derivative liability	1 to 9 yrs	2 to 6.5 yrs
Annualized volatility	106.5%	100% to 113%
Dividend rate	0.00%	0.00%

Re-classifications from liability to equity are supplemental non-cash transactions in the cash flow statement.

Oil and Gas Property Interests	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Oil and Gas Property Interests

5.       OIL AND GAS PROPERTY INTERESTS

	2011 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,626,608	$40,732	$2,667,340
Geological and geophysical	312,177	14,385	326,562
Project management	918,096	-	918,096
Drilling	3,643,735	-	3,643,735
Assaying and analysis	67,564	-	67,564
Asset retirement obligations	105,253	-	105,253
Camp and field supplies	43,217	-	43,217
Travel and accommodation	129,936	-	129,936
Total expenditures	$7,846,586	$55,117	$7,901,703

	2010 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,593,951	$41,535	$2,635,486
Geological and geophysical	318,327	14,669	332,996
Project management	936,183	-	936,183
Drilling	3,715,108	-	3,715,108
Assaying and analysis	68,895	-	68,895
Asset retirement obligations	102,684	-	102,684
Camp and field supplies	44,068	-	44,068
Travel and accommodation	132,495	-	132,495
Total expenditures	$7,911,711	$56,204	$7,967,915

Peace River Property

The Company has entered into a series of leases in multiple transactions with the Province of Alberta in the Peace River area of Alberta, Canada (the “Peace River Property”).  All of the leases were acquired through a public auction process that requires the Company to submit sealed bids for land packages being auctioned by the provincial government.  Upon being notified that it has submitted the highest bid for a specific land parcel the Company immediately pays the government the bid price and enters into a formal lease with the government.  All of the leases are for a 15 year term, require minimum annual lease payments, and grant the Company the right to explore for potential oil sands opportunities on the respective lease.  The specific transactions entered into by the Company are as noted below.

Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $16,690
October 19, 2006	4	3,584	CDN $12,544 / USD $12,298
November 2, 2006	4	5,632	CDN $19,712 / USD $19,326
January 11, 2007	4	4,608	CDN $16,128 / USD $15,812
January 24, 2007	2	2,304	CDN $8,064 / USD $7,906
	17	20,992	CDN $73,472 / USD $72,032

On December 20, 2010, the Company entered into an assignment and assumption agreement with Alberta Company, a related party by common director and officer, assigning an undivided 100% right and interest in 25 Alberta Crown Oil Sands Lease Agreements, pursuant to respective individual lease agreements with the Province of Alberta for the sale price of $303,833 (CDN $300,000) being the approximate fair value of the leases. The fair market value of CDN $300,000 was established through the combination of third party evidence and recent sales comparables. There was a loss recognized of $731,866 on the disposition of properties due to the combination of all acquisition costs and prior year’s annual lease payments being capitalized.

Drowned Property

On September 7, 2005 the Company acquired a 100% interest in an Alberta oil sands lease (the “Drowned Property”).  The rights to the Drowned Property were acquired for $20,635 plus fees and closing costs of $8,150 which were paid.  The Property covers 512 hectares of land in the Drowned Area of the Wabasca oil sands in the West Athabasca area of Northern Alberta.  The lease, which expires in October 2015, gives the Company the right to explore the Property covered by the lease.  The Company’s acquisition of the lease includes an overriding 4% royalty agreement with the vendor.  The royalty is to be paid on a well-to-well basis and is payable on all petroleum substances produced by any well on the Property.  The Property is subject to an annual lease payment payable to the government of Alberta in the amount of CDN $1,792 (USD $1,802) until expiry on October 4, 2015.

All of the Company’s leases for the Peace River and Drowned Properties are also subject to royalties payable to the government of Alberta. The royalties payable to the government of Alberta is in addition to the royalties payable to the vendor above. The royalty is calculated using a revenue-less-cost formula.  In years prior to the recovery of the project’s capital investment, the royalty is 1% of gross revenue.  Once the project costs have been recovered, the royalty is the greater of 1% of gross revenue or 25% of net revenue.

The following table sets forth the Company’s future minimum lease payments on its oil and gas properties.

	Total	Less than 1 year	1-3 years	4-5 years	More than five years
Peace River and Drowned properties	$704,782	$76,800	$153,600	$149,943	$324,439

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Asset Retirement Obligations

6.       ASSET RETIRMENT OBLIGATIONS

During 2007, the Company drilled four wells on its Peace River Property.  Total future asset retirement obligations were estimated by management based on the Company’s working interest in its wells and facilities, estimated costs to remediate, reclaim and abandon the wells and facilities and the estimated timing of the costs to be incurred in future periods. The Company has estimated the net present value of its total asset retirement obligations to be approximately $127,688 at December 31, 2011 (2010 - $119,041), based on an undiscounted total future liability of $278,782 (CDN$293,000). These payments are expected to be incurred between 2015 and 2030. The Company used a credit adjusted discount rate of 10% per annum and an inflation rate of 2% to calculate the present value of the asset retirement obligation.  Accretion expense of $8,647 (2010 – $8,344, 2009 - $7,029) has been recorded in the Statements of Operations and Comprehensive Loss at December 31, 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

7.      RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Management Fees

Total compensation expense to the former President and current President of $5,487 (2010 - $26,130, 2009 - $12,775) has been recognized as consulting fees for the year ended December 31, 2011.

Mr. Daems does not bill the Company for his services as President, however he does have a service agreement with the Company to assist with identification, acquisition and service of certain exploration style properties that fit the parameters for the Company’s acquisition plan.

Directors’ fees

Directors’ fees of $Nil (2010 and 2009 - $Nil) have been recorded as consulting fees at December 31, 2011.

Share Capital	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Share Capital

8.      SHARE CAPITAL

On November 15, 2005 the Company closed a private placement of 560,000 units at $0.375 per unit for a total offering price of $210,000. Each unit consisted of one share of the common stock of the Company, one Class A Warrant exercisable for one share of Common Stock at an exercise price of $0.44 for a period of four years commencing on November 15, 2006, and one Class B Warrant exercisable for one share of Common Stock at an exercise price of $0.50 for a period of three years commencing on November 15, 2007. The Company has the right to accelerate the exercise date or reduce the exercise price of the Class A and Class B Warrants.

On May 9, 2006, at a Special Meeting of the Company’s stockholders, a majority of the Company’s stockholders approved a 2:1 forward stock split.  The record and payment dates of the forward split were May 10 and May 11, 2006 respectively.   All of the common shares issued and outstanding on May 10, 2006 were split.   All references to share and per share amounts have been restated in these financial statements to reflect the split.

On June 13, 2006 the Company closed a private placement of 500,000 units at $2.00 per unit for a total offering price of $1,000,000.  Each unit consisted of one share of the common stock of the Company, one Class A Warrant exercisable for one share of Common Stock at an exercise price of $2.125 for a period of four years commencing on June 13, 2007 and one Class B Warrant exercisable for one share of Common Stock at an exercise price of $2.25 for a period of three and one half years commencing on December 13, 2007.  The Company has the right to accelerate the exercise date or reduce the exercise price of the Class A and Class B Warrants.

On July 13, 2007, at a Special Meeting of the Company’s stockholders, a majority of the Company’s stockholders approved a 2:1 forward stock split.  The record and payment dates of the forward split were October 8 and October 9, 2007 respectively.   All of the common shares issued and outstanding on October 8, 2007 were split.   All references to share and per share amounts have been restated in these financial statements to reflect the split.

On January 9, 2008, 320,000 common share warrants were exercised at an exercise price of $0.1875 for total proceeds of $60,000.

On January 28, 2008, the Company closed a private placement of 1,700,000 common shares at $1.00 per share for total proceeds of $1,700,000.

On June 19, 2009, 100,000 common share warrants were exercised at an exercise price of $0.20 for total proceeds of $20,000. Upon exercise, the fair value of this liability instrument at this date of $39,890 was re-classified from liability to additional paid in capital.

On July 07, 2009, 1,550,000 common share warrants were exercised at an exercise price of $0.1250 for total proceeds of $193,750. Upon exercise, the fair value of this liability instrument at this date of $598,525 was re-classified from liability to additional paid in capital.

On November 17, 2009, 1,600,000 common share warrants were exercised at an exercise price of $0.1250 for total proceeds of $200,000. Upon exercise, the fair value of this liability instrument at this date of $658,010 was re-classified from liability to additional paid in capital.

On March 3, 2010, 888,890 common share warrants were exercised at an exercise price of $0.11 for total proceeds of $100,000.  Upon exercise, the fair value of this liability instrument at this date of $321,689 was re-classified from liability to additional paid in capital. See Note 4.

On March 18, 2010, 844,445 common share warrants were exercised at exercise prices ranging from $0.1125 to $0.19 for total proceeds of $100,000. Upon exercise, the fair value of this liability instrument at this date of $300,445 was re-classified from liability to additional paid in capital. See Note 4.

On January 06, 2011, the Company closed a private placement for a total of 1,000,000 units at $0.10 per unit for total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.15 for a period of four years commencing on January 25, 2012 and expiring on January 25, 2016.

On March 30, 2011, the Company closed two private placements for a total of 625,000 units at $0.16 per unit for a total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.24 for a period of four years commencing on March 30, 2012 and expiring on March 30, 2016.

On May 17, 2011, the Company closed a private placement for a total of 714,286 units at $0.14 per unit for a total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.21 for a period of four years commencing on May 17, 2012 and expiring on May 17, 2016.

On August 12, 2011, the Company closed a private placement for a total of 208,334 units at $0.12 per unit for a total offering price of $25,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.18 for a period of four years commencing on August 12, 2012 and expiring on August 12, 2016.

The Company classified the entire proceeds of $325,716 from private placements closed in 2011 as a derivative liability related to the warrants.

Earnings per share

Basic income per common share is computed by dividing income available to the Company’s common stockholders by the weighted average number of common shares outstanding during the period. Diluted income per common stock is computed similarly to basic income per common stock except that weighted average common stock is increased to include the potential issuance of dilutive common stock.

	2011	2010
Net income (loss) for the year	$1,629,255	$3,502,038

Weighted average common stock basic	68,847,251	66,437,025
Effect of options	8,128	72,984
Effect of warrants	330,072	6,713,909
Diluted	69,185,451	73,223,918

Stock Option Plans	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Option Plans

9.      STOCK OPTION PLANS

During 2001, the Company adopted its 2002 Stock Option Plan (“the 2002 Plan”).  The 2002 Plan provides for the granting of up to an additional 7,000,000 stock options to key employees, directors and consultants, of common shares of the Company.  Under the 2002 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2002 Plan by the Board of Directors.  For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.)  Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock)

Activity under the 2002 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price

Balance December, 31, 2008	200,000	1,150,000	0.11
Cancelled	336,000	(336,000)	0.11
Balance, December 31, 2009	536,000	814,000	0.11
Cancelled	680,000	(680,000)	0.11
Balance, December 31, 2010	1,216,000	134,000	0.11
Cancelled	134,000	(134,000)	0.11
Balance, December 31, 2011	1,350,000	-	-

At the Annual General and Special Meeting of Shareholders held in June 2006 the stockholders approved and the Company adopted its 2006 Stock Option Plan (“the 2006 Plan”).  The 2006 Plan provides for the granting of up to an additional 8,000,000 stock options to key employees, directors and consultants, of common shares of the Company.  Under the 2006 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2006 Plan by the Board of Directors.  For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.)  Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock).

Activity under the 2006 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2008	5,400,000	1,300,000	0.98
Cancelled	600,000	(600,000)	0.82
Balance, December 31, 2009	6,000,000	700,000	1.11
Cancelled	200,000	(200,000)	2.29
Granted	(100,000)	100,000	0.33
Balance, December 31, 2010	6,100,000	600,000	1.14
Granted	-	-	-
Cancelled	-	-	-
Balance, December 31, 2011	6,100,00	600,000	$1.14

Balance exercisable, December 31, 2011		550,000	$1.20

The following table summarizes information concerning outstanding and exercisable common stock options under the 2006 and 2002 Plans at December 31, 2011:

Range of Exercise Prices	Number of Options Outstanding	Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number of Options Currently Exercisable	Weighted Average Exercise Price
$0.13	25,000	9.92	$0.13	25,000	$0.13
$0.20	25,000	9.92	$0.20	25,000	$0.20
$0.40	25,000	9.92	$0.40	-	$-
$0.60	25,000	9.92	$0.60	-	$-
$0.61	200,000	6.25	$0.61	200,000	$0.61
$0.74	100,000	7.58	$0.74	100,000	$0.74
$2.29	200,000	5.58	$2.29	200,000	$2.29
	600,000			550,000

The aggregate intrinsic value of stock options outstanding at December 31, 2011 was $ Nil (2010 - $19,330, 2009 - $448,500) while the aggregate intrinsic value of stock options exercisable at December 31, 2011 was $Nil (2010 - $18,580, 2009 - $448,500).  No stock options were exercised in 2011, 2010, or 2009.

During the years ended December 31, 2010 and 2009, 200,000 and 680,000 options were cancelled unexercised. Upon cancellation, the fair value of these liability instruments of $117,985 and 208,144 was re-classified from liability to additional paid-in capital. See Note 4.

The following table summarizes information concerning unvested common stock options under the 2006 and 2002 Plans at December 31, 2011:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Unvested at December 31, 2008	1,100,000	$ 0.74	$ 0.68
Vested	(230,000)	0.63	0.55
Cancelled	(600,000)	(0.82)	(0.22)

Unvested at December 31, 2009	270,000	0.73	0.60
Granted	100,000	0.33	0.21
Vested	(55,000)	(0.46)	(0.47)
Cancelled	(200,000)	(0.61)	(0.57)

Unvested at December 31, 2010	115,000	0.52	0.37
Vested	65,000	0.51	0.37
Cancelled
Unvested at December 31, 2011	50,000	$ 0.13	$ 0.37

As of December 31, 2011, there was $5,605 (2010 – $16,385, 2009 - $20,319) of total unrecognized compensation cost related to all unvested options granted and outstanding. This unrecognized compensation cost is expected to be recognized over a weighted average period of approximately 2 years (2009 – 3 years, 2008 – 4 years)

During the year ended December 31, 2011, the Company recorded consulting fees of $3,000 (2010 – $4,775 2009 – $94,164) in the statement of operations related to stock options granted to non-employees that vested during the year.

Warrants	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Warrants

10.      WARRANTS

(a) Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2008	18,849,600	$0.29
Warrants exercised	(3,250,000)	0.13
Balance, December 31, 2009	15,599,600	0.32
Warrants exercised	(1,733,335)	0.13
Balance, December 31, 2010	13,866,265	0.35
Warrants issued	2,547,620	0.19
Balance, December 31, 2011	16,413,885	$0.33

The following table lists the common share warrants outstanding at December 31, 2011.  Each warrant is exchangeable for one common share.

Number Outstanding	Number Vested	Exercise Price	Expiry
1,634,310	1,634,310	$0.11	December 23, 2012
5,761,955	5,761,955	$0.19	December 23, 2012
450,000	450,000	$0.125	February 14, 2014
3,900,000	3,900,000	$0.20	February 14, 2014
560,000	560,000	$0.44	November 15, 2012
560,000	560,000	$0.50	November 15, 2012
500,000	500,000	$2.125	June 13, 2013
500,000	500,000	$2.25	June 13, 2013
1,000,000	-	$0.15	January 6, 2016
625,000	-	$0.24	March 16, 2016
714,286	-	$0.21	May 17, 2016
208,334	-	$0.18	August 12, 2016
16,413,885	13,866,265	$0.325

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

11.      INCOME TAXES

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	2011	2010
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$962,000	$911,000
Capital losses	5,000	5,000
Office equipment	12,500	11,000
Oil and gas properties	281,000	281,000
Asset retirement obligation	34,000	30,000
	1,294,500	1,238,000
Valuation allowance	(1,294,500)	(1,238,000)
Net deferred tax asset	$-	$-

Upon continuation to Canada in 2004, all losses carried forward at that time expired.  As of December 31, 2011, the Company had available to offset future taxable income, net Canadian operating loss carry-forwards of approximately $3.6 million.  The carry-forwards will begin expiring in 2014 unless utilized in earlier years.  The Company also has approximately $8.8 million in Canadian oil and gas dedication pools that can be used to offset income of future periods.

The Company evaluates its valuation allowance requirements based on projected future operations.  When circumstances change and this causes a change in management's judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income.  During the years ended December 31, 2011, 2010 and 2009, changes in valuation allowance was $52,500, $357,000 and $154,000, respectively.

The (benefit) provision for income taxes differs from the amount of income tax determined by applying the applicable Canadian statutory federal income tax rate to pre-tax loss as a result of the following differences:

	2011	2010	2009
Statutory federal income tax rate	(27%)	(29%)	(30%)
Change in valuation allowance	(5%)	(10%)	20%
Non-deductible stock-based compensation	2%	1%	4%
Non-deductible change in fair value of derivative Liability	30%	36%	17%
Effect of foreign exchange	2%	3%	(16%)
Effect of reduction in income tax rate	(2%)	(1%)	5%
	-%	-%	-%

The Company has evaluated its tax positions for the years ended December 31, 2011, 2010 and 2009 and determined that it has no uncertain tax positions requiring financial statement recognition.

Under ASC 740-10-25, the impact of an uncertain income tax position on income tax expense must be recognized at the largest amount that is more-likely-than-not to be sustained. An uncertain income tax position will not be recognized if it has 50% or less likelihood of being sustained.

We accrue interest and penalties on our uncertain tax positions as a component of our provision for income taxes. There was no amount of interest and penalties accrued during 2011 or 2010.

Our income tax returns are generally considered closed to examination when we file a notice of determination with the taxing authority. No such notice has been filed to date.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and Contingencies

12.      COMMITMENTS AND CONTINGENCIES

Environmental Matters

The Company is engaged in oil and gas exploration and may become subject to certain liabilities as they relate to environmental cleanup of sites or other environmental restoration procedures as they relate to the exploration of oil and gas. Should it be determined that a liability exists with respect to any environmental clean up or restoration, the liability to cure such a violation could fall upon the Company. No claim has been made, nor is the Company aware of any liability, which it may have, as it relates to any environmental clean-up, restoration or the violation of any rules or regulations relating thereto. Liabilities for expenditures are recorded when environmental assessment and/or remediation is probable and the costs can be reasonably estimated.

Leased Office Premises

During the year ended December 31, 2010, the Company entered into a sub-lease arrangement with a third party and agreed to pay approximately $33,000 in basic and additional rent through November 30, 2011. Subsequent to the end of the sub-lease arrangement the Company continued to pay rent on a month to month basis. The lease agreement ended December 31, 2011.

Legal Contingencies

On November 17, 2010, we received a statement of claim filed in the Court of the Queen’s Bench of Alberta against the Company. The plaintiff alleges that the Company is indebted to the Plaintiff in the sum of $34,190 (CDN $34,898) for goods and services rendered by the Plaintiff. The Company believes this claim is without merit and intends to vigorously defend it.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

13.      SUBSEQUENT EVENTS

Pratt Barndollar resigned as a Director of the Company on March 22, 2012 and  Mr. Barndollar’s service contract simultaneously terminated with such resignation.  The Board of Directors of the Company has agreed that Mr. Barndollar will retain the right to exercise his 100,000 stock options until their expiration date.